Shareholders' Equity - Summary of Proposed Dividends (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2015 USD ($)
Disclosure of proposed dividend [line items]
Net income for the year		$ 795.8		$ 585.4		$ 241.6
Investment Subsidy		(13.3)		(2.5)		(2.5)
Legal Reserve		(39.8)		(29.3)		(12.1)
Net income attributable for distribution		742.7		553.6		227.0
Minimum mandatory dividend (25%)		185.7		138.4		56.7
Interest on own capital, net of tax		132.8		63.5		76.5
Proposed dividends		52.9		75.0
Interest on own capital, exceeding of the minimum required						25.5
Total shareholders remuneration-in millions of Brazilian reais		185.7		138.4		102.0
Payments of the year		(76.0)		(63.5)		(76.5)
Total shareholders remuneration of period		109.7		75.0		25.5
Total shareholders remuneration of previous period		0.1		0.1		0.1
Total exceeding shareholders remuneration presented in Equity						(25.5)
Total remuneration due to non-controlling shareholders		11.9		5.8		10.4
Total shareholders remuneration presented in Liabilities		121.7		80.9		10.5
Total shareholders remuneration-in millions of US$		$ 36.8		$ 24.8		$ 2.7
Brazilian reais [Member]
Disclosure of proposed dividend [line items]
Total shareholders remuneration-in millions of Brazilian reais | R$	R$ 109.8		R$ 75.1		R$ 25.6